Consolidated Statements of Comprehensive Income (Parenthetical) $ in Thousands	12 Months Ended
May 31, 2017 USD ($)
Statement of Comprehensive Income [Abstract]
Unrealized gain on available-for-sale investments, tax effect	$ 3,762